Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Interbank deposits	R$ 2,126,047	R$ 2,383,526
Interbank onlendings	134,486	31,805
Loans to financial institutions	1,215,142	1,845,665
Expected loss	(1,431)	(2,140)
Amounts due from financial institutions	R$ 3,474,244	R$ 4,258,856